Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturity of Operating Lease Liabilities [Abstract]
Remaining of 2025
2026	7,624
Thereafter
Total lease payments	7,624
Less: imputed interest	(210)
Total lease liabilities	$ 7,414	$ 14,958